Long Term Debt - Schedule of Long Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Oct. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Mar. 31, 2014
Debt Instrument [Line Items]
Secured Term Loan (note 7(c) and (e))			$ 24,375
Less: Deferred financing costs (note 7(e))	$ (12,818)		(7,100)
Balance	398,515		419,873
Less: Current portion of Secured Term Loan (note 7 (c) and (e))			(11,525)
Non-current portion of Long-Term Debt	358,515		388,847
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving Credit Facility (note 7(b))			39,200
10.0 % First Priority Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
2019 Notes			420,000				$ 420,000
Less repurchase of Notes (note 7(a))			(54,212)	$ (18,000)	$ (5,000)	$ (4,200)
Less: Current portion of 2019 Notes (note 7(a))			(19,501)
2022 Notes / 2019 Notes [Member]
Debt Instrument [Line Items]
Less original issue discount	(3,600)		(6,300)
Amortization of original issue discount	133		3,910
2022 Notes / 2019 Notes (note 7(d) and (a))	356,533		$ 363,398
9.875 % First Priority Secured Notes Due 2022 [Member]
Debt Instrument [Line Items]
2019 Notes	360,000	$ 360,000
Super Senior Term Loan [Member]
Debt Instrument [Line Items]
Secured Term Loan (note 7(c) and (e))	54,800
Less: Current portion of Secured Term Loan (note 7 (c) and (e))	$ (40,000)